Brighthouse Eaton Vance Floating Rate Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Bond Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
Morningstar LSTA U.S. Leveraged Loan Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.90%	6.42%	5.83%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.05%	5.01%	4.85%
Class B
Prospectus [Line Items]
Average Annual Return, Percent	3.81%	4.75%	4.59%